2. Significant Accounting Policies (Details Narrative) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies Details Narrative
Exchange rate	Translations of amounts from RMB into US$have been calculated at the exchange rate of RMB6.2301per US$1.00
Cash and cash equivalents	79,373,365	57,157,078
Total trade receivables major customer	10.00%
Total advertising expense	43,900	283,710	136,500
Statutory reserves	2,608,857	221,507
General reserve fund	5,914,384	3,305,527